MARKETABLE SECURITIES - NONCURRENT	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
MARKETABLE SECURITIES - NONCURRENT

NOTE 8. MARKETABLE SECURITIES – NONCURRENT

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2019	2020
Debt securities, classified as available-for-sale	$—	$10,000

Our Company’s marketable securities - noncurrent are invested in convertible promissory notes and are classified as available-for-sale. (Please see Note 17, “Commitments and Contingencies, (c) Investment Agreements”, for additional information.)

The promissory notes are convertible into common shares at a price of US$3.00 per share, subject to certain adjustments, and shall be automatically converted upon certain conditions outlined in the agreements. The convertible promissory notes are redeemable based upon certain agreed-upon conditions.

We have also considered and determined whether our investments in the convertible notes are in-substance common shares which should be accounted for under the equity method. Given that our convertible notes have substantive redemption rights and thus, do not meet the criteria of in-substance common shares, and even if fully converted into common shares, will not enable us to exercise significant influence over the investee’s operating and financial decisions, we have accounted for them as debt securities in accordance with the guidance issued by FASB Accounting Standards Codification.

We assessed the estimated fair values and potential impairment of these investments as of December 31, 2020. See Note 4 “Fair Value Measurements” for additional information.